Other Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		11 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Nov. 15, 2012	Dec. 31, 2017
Other Income	$ 146	$ 2,950	$ 720	$ 6,070
Amounts due from related parties, long-term - Fair Value	44,009		44,009			$ 34,891
Navios Holdings
Income from credit default insurance		2,276		4,527
Other Income		$ 2,396		$ 4,765
Navios Holdings
Supplemental credit default insurance maximum cash payment					$ 20,000
Amounts due from related parties, long-term - Fair Value	19,416		19,416
Accrued interest and discount unwinding	$ 97		$ 193